NATIONS SEPARATE ACCOUNT TRUST
Registration Nos. 333-40265; 811-8481

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies, on behalf of Nations Separate Account Trust (the “Trust”) that the forms of Prospectus for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 12, the most recent amendment to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically on April 30, 2003.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th day of May, 2003.

NATIONS SEPARATE ACCOUNT TRUST

/s/ Robert B. Carroll Robert B. Carroll Secretary